Fair Value Measurement (Fair Value Inputs, Assets, Quantitative Information) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Impaired Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 2,061	$ 2,404	$ 2,088
Fair Value Measurements, Valuation Techniques	Appraisal of collateral	Appraisal of collateral	Appraisal of collateral
Fair Value Disclosure, Unobservable Input Range	Appraisal adjustments	Appraisal adjustments	Appraisal adjustments
Impaired Loan [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 2,061	$ 2,404	$ 2,088
Foreclosed Assets Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 135	$ 453
Fair Value Measurements, Valuation Techniques	Appraisal of collateral	Appraisal of collateral	Appraisal of collateral
Fair Value Disclosure, Unobservable Input Range	Appraisal adjustments	Appraisal adjustments	Appraisal adjustments
Foreclosed Assets Held for Sale [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 135	$ 453
Mortgage Servicing Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 135	$ 144	$ 174
Fair Value Measurements, Valuation Techniques	Multiple of annual service fee	Multiple of annual service fee	Multiple of annua service fee
Fair Value Disclosure, Unobservable Input Range	Estimated prepayment speed	Estimated prepayment speed based on rate and term	Estimated prepayment speed based on rate and term
Mortgage Servicing Rights [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 135	$ 144	$ 174
Minimum [Member] | Appraisal of Collateral [Member] | Impaired Loan [Member] | Unobservable Input - Appraisal Adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	26.00%	11.00%	11.00%
Minimum [Member] | Appraisal of Collateral [Member] | Foreclosed Assets Held for Sale [Member] | Unobservable Input - Appraisal Adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	0.00%	26.00%	17.00%
Minimum [Member] | Multiple of Annual Service [Member] | Mortgage Servicing Rights [Member] | Unobservable Input Estimated Prepayment Speed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Prepayment Rate	210.00%	210.00%	210.00%
Maximum [Member] | Appraisal of Collateral [Member] | Impaired Loan [Member] | Unobservable Input - Appraisal Adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	43.00%	70.00%	60.00%
Maximum [Member] | Appraisal of Collateral [Member] | Foreclosed Assets Held for Sale [Member] | Unobservable Input - Appraisal Adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	0.00%	31.00%	27.00%
Maximum [Member] | Multiple of Annual Service [Member] | Mortgage Servicing Rights [Member] | Unobservable Input Estimated Prepayment Speed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Prepayment Rate	400.00%	400.00%	400.00%
Weighted Average [Member] | Appraisal of Collateral [Member] | Impaired Loan [Member] | Unobservable Input - Appraisal Adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	35.00%	30.00%	30.00%
Weighted Average [Member] | Appraisal of Collateral [Member] | Foreclosed Assets Held for Sale [Member] | Unobservable Input - Appraisal Adjustments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate	0.00%	27.00%	26.00%
Weighted Average [Member] | Multiple of Annual Service [Member] | Mortgage Servicing Rights [Member] | Unobservable Input Estimated Prepayment Speed [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Prepayment Rate	365.00%	365.00%	360.00%